Provision for contingencies (Detils Text) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Possible losses contingencies	R$ 1,190,874	R$ 996,526
Tax contingent liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	343,622	315,403
Labor Contingent Liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 254,869	R$ 234,120